UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, Inc.
          ---------------------------------
Address:  325 N. LaSalle Street
          ---------------------------------
          Suite 645
          ---------------------------------
          Chicago, IL 60654
          ---------------------------------


13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

   /s/Jonathan M. Mohrhardt    Chicago, IL               August 11, 2009
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                        84
                                            ---------------------
Form 13F Information Table Value Total:                   179,957
                                            ---------------------
                                                       (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                       2

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
                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS              CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
Affiliated Managers
 Group Inc          COM               008252108     704     12,100    SH         SOLE                     12,100
Alpine Global
 Premier
 Properties Fund    COM SBI           02083A103   1,415    302,421    SH         SOLE                    302,421
ASA Ltd             COM               G3156P103   5,632     89,068    SH         SOLE                     89,068
Barclays BK PLC     IPATH SHRT ETN    06740C527   5,460     80,170    SH         SOLE                     80,170
BlackRock California
 Ins Mun Inc Tr     COM               092484104     138     12,101    SH         SOLE                     12,101
BlackRock Debt
 Strategies
 Fund Inc           COM               09255R103     106     35,380    SH         SOLE                     35,380
BlackRock Insured
 Municipal Term Tr  COM               092474105     169     16,453    SH         SOLE                     16,453
BlackRock
 Muniholdings
 Insrd Fund II Inc  COM               09254C107     264     24,000    SH         SOLE                     24,000
BlackRock
 Muniholdings
 Insured Fund Inc   COM               09254A101     250     22,741    SH         SOLE                     22,741
Blue Chip Value
 Fund Inc           COM               095333100     486    193,560    SH         SOLE                    193,560
Boulder Growth
 & Income Fund Inc  COM               101507101   3,065    678,040    SH         SOLE                    678,040
Calamos Global
 Total Return Fund  COM SH BEN INT    128118106     479     41,647    SH         SOLE                     41,647
Clough Global
 Equity Fund        COM               18914C100   4,221    360,780    SH         SOLE                    360,780
Clough Global
 Opportunities
 Fund               SH BEN INT        18914E106  11,075  1,027,350    SH         SOLE                  1,027,350
Cohen & Steers
 Global Income
 Builder Inc        COM               19248M103     865     98,383    SH         SOLE                     98,383
DCA Total
 Return Fund        COM               233066109     132     84,658    SH         SOLE                     84,658
Defined Strategy
 Fund Inc           COM               24476Y100     551     58,511    SH         SOLE                     58,511
Diamond Hill
 Financial Trends
 Fund Inc           COM               25264C101     535     85,308    SH         SOLE                     85,308
Dreman/Claymore
 Dividend & Income
 Fund               COM NEW           26153R704   1,929    187,634    SH         SOLE                    187,634
Dreyfus High
 Yield Strategies   SH BEN INT        26200S101   2,144    703,102    SH         SOLE                    703,102
DWS Dreman
 Value Income
 Edge Fund Inc      COM               23339M105   4,877  1,108,458    SH         SOLE                  1,108,458
DWS Global
 Commodities
 Stock Fund Inc     COM               23338Y100     825    116,385    SH         SOLE                    116,385
DWS RREEF
 Real Estate
 Fund II Inc        COM               23338X102     529    978,840    SH         SOLE                    978,840
DWS RREEF Real
 Estate Fund Inc    COM               233384106      31     16,143    SH         SOLE                     16,143
Eagle Capital
 Growth Fund Inc    COM               269451100     166     33,829    SH         SOLE                     33,829
Eaton Vance
 Senior Floating-
 Rate Fund          COM               278279104     198     18,729    SH         SOLE                     18,729
Fifth Street
 Finance Corp       COM               31678A103     174     17,354    SH         SOLE                     17,354
FT/Four Crnrs Sr
 Fltg Rate Incm
 Fd II              COM               33733U108   6,861    698,648    SH         SOLE                    698,648
Gabelli Convertible
 & Inc Securts
 Fd Inc             CONV SECS FD      36240B109     519    104,262    SH         SOLE                    104,262
Global Income
 & Currency
 Fund Inc           COM               378968101     672     48,467    SH         SOLE                     48,467
Helios Total
 Return Fund Inc    COM               42327V109   1,494    311,844    SH         SOLE                    311,844

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS              CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
Highland Credit
 Strategies Fund    COM               43005Q107   6,354  1,293,993    SH         SOLE                  1,293,993
ING Prime
 Rate Trust         SH BEN INT        44977W106   2,596    625,526    SH         SOLE                    625,526
Insured Municipal
 Income Fund        COM               45809F104   1,836    149,250    SH         SOLE                    149,250
iShares TR          MSCI EMERG MKT    464287234   4,443    137,839    SH         SOLE                    137,839
iShares TR          S&P 500 INDEX     464287200     433      4,690    SH         SOLE                      4,690
iShares TR          RUSSELL1000GRW    464287614   3,824     93,195    SH         SOLE                     93,195
iShares TR          RUSSELL 2000      464287655     631     12,350    SH         SOLE                     12,350
iShares TR          S&P NATL MUN B    464288414     457      4,585    SH         SOLE                      4,585
Legg Mason Inc      COM               524901105     286     11,736    SH         SOLE                     11,736
Liberty All Star
 Growth Fund Inc    COM               529900102     237     86,686    SH         SOLE                     86,686
Liberty All-Star
 Equity Fund        SH BEN INT        530158104   5,766  1,666,557    SH         SOLE                  1,666,557
LMP Capital and
 Income Fund Inc    COM               50208A102   7,681    893,189    SH         SOLE                    893,189
LMP Corporate
 Loan Fund Inc      COM              50208B100    1,851    226,000    SH         SOLE                    226,000
Macquarie Gbl
 Infrstctr Total
 RtrnFd Inc         COM              55608D101    2,363    186,388    SH         SOLE                    186,388
Madison Strategic
 Sector Premium
 Fund               COM              558268108      123     12,188    SH         SOLE                     12,188
Managed High
Yield Plus Fd Inc   COM              561911108      181    114,999    SH         SOLE                    114,999
MBIA Cptl/Clymr
 Mngd Drtn
 Invstmnt Fd        COM              55266X100      208     18,944    SH         SOLE                     18,944
Morgan Stanley
 China A Share
 Fund Inc           COM              617468103    6,543    206,650    SH         SOLE                    206,650
Morgan Stanley
 Emrgng Mkt
 Dom Dbt Fd Inc     COM              617477104    1,468    117,326    SH         SOLE                    117,326
Neuberger Berman
 Dividend Advntge
 Fd Inc             COM              64127J102      972    129,635    SH         SOLE                    129,635
Neuberger Berman
 High Yield
 Stratgs Fund       COM              64128C106    1,055    114,390    SH         SOLE                    114,390
NFJ Dividend
 Interest &
 Premium Strtgy
 Fd                 COM SHS          65337H109    8,748    738,858    SH         SOLE                    738,858
Nicholas-Applegate
 Cnvrtble & Incm
 Fd II              COM              65370G109    5,180    818,347    SH         SOLE                    818,347
Nuveen California
 Slct TaxFree
 Incm Ptfl          SH BEN INT       67063R103      216     17,900    SH         SOLE                     17,900
Nuveen Floating
 Rate Incm
 Opportunity Fd     COM SHS          6706EN100    2,963    391,474    SH         SOLE                    391,474
Nuveen Floating
 Rate Income Fd     COM              67072T108    2,725    355,782    SH         SOLE                    355,782
Nuveen Florida
 Investment Qlty
 Mncpl Fd           COM              670970102      423     36,441    SH         SOLE                     36,441
Nuveen Florida
 Quality Incm
 Municipal Fd       COM              670978105      535     44,310    SH         SOLE                     44,310
Nuveen Global
Value Opportunities
 Fund               COM              6706EH103      765     54,229    SH         SOLE                     54,229
Nuveen Insured
 FL Premium
 Incm Mncpl Fd      COM              67101V108      178     14,356    SH         SOLE                     14,356

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS              CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------

Nuveen Multi-Crncy
 Shrt-Trm Gvt
 Incm Fnd           COM              67090N109    1,957    130,116    SH         SOLE                    130,116
Nuveen Multi-
 Strategy Income
 & Growth Fd        COM              67073B106    4,500    803,646    SH         SOLE                    803,646
Nuveen Multi-
 Strategy Income
 & Grwth Fd2        COM SHS          67073D102    7,836  1,365,193    SH         SOLE                  1,365,193
Nuveen Tax
 Advantaged
 Dividend
 Growth Fd          COM              67073G105      856     93,403    SH         SOLE                     93,403
PIMCO California
 Municipal
 Income Fund        COM              72200N106      346     32,129    SH         SOLE                     32,129
PIMCO Floating
 Rate Income Fund   COM              72201H108      373     43,862    SH         SOLE                     43,862
PIMCO Municipal
 Advantage Fund
 Inc                COM              722015104      127     38,035    SH         SOLE                     38,035
PowerShares
 ETF Trust          FTSE RAFI 1000   73935X583    3,719     99,868    SH         SOLE                     99,868
ProShares TR        PSHS ULTSH 20YRS 74347R297    2,951     57,945    SH         SOLE                     57,945
Putnam Managed
 Municipal
 Income Tr          COM              746823103      109     18,746    SH         SOLE                     18,746
Putnam Municipal
 Opportunities
 Trust              SH BEN INT       746922103      724     73,515    SH         SOLE                     73,515
Royce Micro-Cap
 Trust Inc          COM              780915104      249     41,380    SH         SOLE                     41,380
Royce Value
 Trust Inc          COM              780910105    5,273    626,953    SH         SOLE                    626,953
Rydex ETF Trust     TOP 50 ETF       78355W205    1,728     24,372    SH         SOLE                     24,372
SPDR Series Trust   BARCLY CNV ETF   78464A359    1,048     32,700    SH         SOLE                     32,700
SunAmerica Focused
 Alpha Growth
 Fund Inc           COM              867037103    5,768    588,580    SH         SOLE                    588,580
TCW Strategic
 Income Fund Inc    COM              872340104    4,649  1,284,328    SH         SOLE                  1,284,328
Templeton Dragon
 Fund Inc           COM              88018T101      996     42,643    SH         SOLE                     42,643
The Central
 Europe and
 Russia Fund Inc    COM              153436100    1,997     89,441    SH         SOLE                     89,441
The China
 Fund Inc           COM              169373107    2,257    107,561    SH         SOLE                    107,561
The Gabelli
 Global Deal Fund   COM SBI          36245G103    4,457    327,997    SH         SOLE                    327,997
Van Kampen
 Senior Income
 Trust              COM              920961109       38     11,975    SH         SOLE                     11,975
Western Asset
 Clym Infl Opp      COM              95766R104      995     85,958    SH         SOLE                     85,958
TOTAL                                           179,957